ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 159,420	$ 167,470
Bonus payable	228,358	774,571
Other payables and accrued liabilities	90,743	86,169
Total Accounts Payable and Accrued Liabilities	$ 478,521	$ 1,028,210